Concentration of Credit Risk	12 Months Ended
Sep. 30, 2016
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Concentration of Credit Risk
Credit risk is the risk of financial loss to us if a customer fails to perform its contractual obligations. We engage in transactions for the purchase and sale of products and services with major companies in the energy industry and with industrial, commercial, residential and municipal energy consumers. These transactions principally occur in the southern and midwestern regions of the United States. We believe that this geographic concentration does not contribute significantly to our overall exposure to credit risk. Credit risk associated with trade accounts receivable for the distribution segment is mitigated by the large number of individual customers and diversity in our customer base. The credit risk for our other segments is not significant.